LOANS TO THIRD PARTIES (Tables)	12 Months Ended
Jun. 30, 2021
LOANS TO THIRD PARTIES
Schedule of loans to third parties

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
Working fund to third party companies	¥3,200,377	¥50,476,782	$7,816,340
Allowance for credit losses	—	—	—
Total loans to third parties	¥3,200,377	¥50,476,782	$7,816,340